Summary of Accounting Policies - Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Activity in allowance for doubtful accounts
Balance at the Beginning of the period	$ 5.4	$ 3.9
Current period provision	1.0	1.4
Amounts acquired		0.6
Amounts written off	(1.4)	(0.5)
Balance at the end of the period	5.0	5.4
Operating Segments | Carlisle Construction Materials
Activity in allowance for doubtful accounts
Balance at the Beginning of the period	2.2	2.4
Current period provision	0.8	0.0
Amounts acquired		0.1
Amounts written off	(0.6)	(0.3)
Balance at the end of the period	2.4	2.2
Operating Segments | Carlisle Interconnect Technologies
Activity in allowance for doubtful accounts
Balance at the Beginning of the period	1.6	1.0
Current period provision	0.1	0.8
Amounts acquired		0.0
Amounts written off	(0.4)	(0.2)
Balance at the end of the period	1.3	1.6
Operating Segments | Carlisle Fluid Technologies
Activity in allowance for doubtful accounts
Balance at the Beginning of the period	1.1	0.5
Current period provision	0.1	0.1
Amounts acquired		0.5
Amounts written off	(0.4)	0.0
Balance at the end of the period	0.8	1.1
Corporate
Activity in allowance for doubtful accounts
Balance at the Beginning of the period	0.5	0.0
Current period provision	0.0	0.5
Amounts acquired		0.0
Amounts written off	0.0	0.0
Balance at the end of the period	$ 0.5	$ 0.5